Consolidated Statements of Financial Position	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Current assets
Cash	$ 74,926	$ 826,643
Accounts receivable (Note 23)	99,188	252,908
Other receivable	35,235	52,843
Biological assets (Note 5)	156,589	149,617
Inventory (Note 6)	940,715	1,380,101
Prepaid expenses	126,309	207,582
Total current assets	1,432,962	2,869,694
Property and equipment (Note 7)	1,464,917	1,575,921
Intangible assets	34,597	64,974
Deferred transaction costs (Note 2)		855,679
TOTAL ASSETS	2,932,476	5,366,268
Current liabilities
Accounts payable and accrued liabilities	1,526,855	2,382,694
Finance lease payable (Note 9)	129,876	99,134
Convertible promissory notes (Note 11)		265,277
Convertible debentures (Note 12)	1,995,609
Due to employee/director (Note 22)		104,000
Current portion of long-term debt (Note 10)	150,000
Unearned Revenue	35,000
Interest payable (Notes 10, 11, and 12)	55,829	470,134
Derivative liabilities (Note 12)	249,320
Total current liabilities	4,142,489	3,321,239
Accrued liabilities (Note 8)	180,799	(0)
Finance leases payable (Note 9)	12,329	97,680
Convertible promissory notes (Note 11)		1,034,099
Convertible debentures (Note 12)		931,099
Long-term debt (Note 10)		50,000
Deferred rent	24,505	31,256
Derivative liabilities (Note 11)		148,500
TOTAL LIABILITIES	4,360,122	5,613,873
Equity Holder’s Deficit
Members’ capital (Note 13)		4,701,773
Share capital (Note 14)	12,647,930
Shares to be issued (Note 16)	5,136	720,516
Equity component of convertible debentures (Note 12)		132,000
Contributed surplus	2,890,435	2,010,489
Accumulated other comprehensive income	121,920
Accumulated deficit	(17,112,605)	(7,812,383)
Equity attributable to shareholders of the Company	(1,447,184)	(247,605)
Non-controlling interest (Note 29)	19,538
TOTAL EQUITY	(1,427,646)	(247,605)
TOTAL LIABILITIES & EQUITY	$ 2,932,476	$ 5,366,268